Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Predecessor Company	Predecessor Company Convertible Preferred Stock	Predecessor Company Common Stock	Predecessor Company Additional Paid-in Capital	Predecessor Company Accumulated Deficit
Temporary equity, balance at Dec. 31, 2017							$ 60,933
Temporary equity, shares at Dec. 31, 2017							9,297,081
Net loss						$ (13,731)				$ (13,731)
Share-based compensation						269			$ 269
Vesting of early exercised share options						92			92
Repurchase of unvested early exercised share options								(6,899)
Temporary equity, balance at Dec. 31, 2018		9,297,081					9,297,081
Temporary equity, balance at Dec. 31, 2018		$ 60,933				60,933	$ 60,933
Balance at Dec. 31, 2017						$ (38,415)		$ 3	1,390	(39,808)
Balance, shares at Dec. 31, 2017								3,205,421
Repurchase of ordinary shares								(43,689)
Exercise of share options, shares						6,914		6,914
Exercise of share options						$ 7			7
Balance at Dec. 31, 2018	$ (51,778)		$ 3	$ 1,758	$ (53,539)	(51,778)		$ 3	1,758	(53,539)
Balance, shares at Dec. 31, 2018			3,161,747					3,161,747
Net loss	(4,238)				(4,238)
Share-based compensation	76			76
Vesting of early exercised share options	21			21
Temporary equity, balance at Mar. 31, 2019		9,297,081
Temporary equity, balance at Mar. 31, 2019		$ 60,933
Balance at Mar. 31, 2019	(55,919)		$ 3	1,855	(57,777)
Balance, shares at Mar. 31, 2019			3,161,747
Temporary equity, balance at Dec. 31, 2018		$ 60,933				60,933	$ 60,933
Temporary equity, shares at Dec. 31, 2018		9,297,081					9,297,081
Net loss	(11,479)
Temporary equity, balance at Sep. 30, 2019		10,313,808
Temporary equity, balance at Sep. 30, 2019		$ 70,363
Balance at Dec. 31, 2018	(51,778)		$ 3	1,758	(53,539)	(51,778)		$ 3	1,758	(53,539)
Balance, shares at Dec. 31, 2018			3,161,747					3,161,747
Balance at Sep. 30, 2019	(62,976)		$ 3	2,039	(65,018)
Balance, shares at Sep. 30, 2019			3,161,747
Temporary equity, balance at Dec. 31, 2018		$ 60,933				60,933	$ 60,933
Temporary equity, shares at Dec. 31, 2018		9,297,081					9,297,081
Issuance of convertible preferred stock, net of issuance costs							$ 9,430
Issuance of convertible preferred stock, net of issuance costs, shares							1,016,727
Net loss						(19,243)				(19,243)
Share-based compensation						297			297
Vesting of early exercised share options						75			75
Temporary equity, balance at Dec. 31, 2019		10,313,808					10,313,808
Issuance of convertible preferred stock, net of issuance costs, shares							1,016,727
Issuance of convertible preferred stock, net of issuance costs							$ 9,430
Temporary equity, balance at Dec. 31, 2019	70,363	$ 70,363				70,363	70,363
Balance at Dec. 31, 2018	(51,778)		$ 3	1,758	(53,539)	$ (51,778)		$ 3	1,758	(53,539)
Balance, shares at Dec. 31, 2018			3,161,747					3,161,747
Exercise of share options, shares						5,199		5,199
Exercise of share options						$ 10			10
Balance at Dec. 31, 2019	(70,639)		$ 3	2,140	(72,782)	(70,639)		$ 3	2,140	(72,782)
Balance, shares at Dec. 31, 2019			3,166,946					3,166,946
Temporary equity, balance at Mar. 31, 2019		$ 60,933
Temporary equity, shares at Mar. 31, 2019		9,297,081
Issuance of convertible preferred stock, net of issuance costs		$ 9,430
Issuance of convertible preferred stock, net of issuance costs, shares		1,016,727
Net loss	(4,197)				(4,197)
Share-based compensation	60			60
Vesting of early exercised share options	20			20
Temporary equity, balance at Jun. 30, 2019		10,313,808
Issuance of convertible preferred stock, net of issuance costs, shares		1,016,727
Issuance of convertible preferred stock, net of issuance costs		$ 9,430
Temporary equity, balance at Jun. 30, 2019		$ 70,363
Balance at Mar. 31, 2019	(55,919)		$ 3	1,855	(57,777)
Balance, shares at Mar. 31, 2019			3,161,747
Balance at Jun. 30, 2019	(60,036)		$ 3	1,935	(61,974)
Balance, shares at Jun. 30, 2019			3,161,747
Net loss	(3,044)				(3,044)
Share-based compensation	86			86
Vesting of early exercised share options	18			18
Temporary equity, balance at Sep. 30, 2019		10,313,808
Temporary equity, balance at Sep. 30, 2019		$ 70,363
Balance at Sep. 30, 2019	(62,976)		$ 3	2,039	(65,018)
Balance, shares at Sep. 30, 2019			3,161,747
Temporary equity, balance at Dec. 31, 2019	70,363	$ 70,363				70,363	$ 70,363
Temporary equity, shares at Dec. 31, 2019		10,313,808					10,313,808
Issuance of convertible preferred stock, net of issuance costs		$ 104,680
Issuance of convertible preferred stock, net of issuance costs, shares		11,055,966
Net loss	(5,454)				(5,454)
Share-based compensation	151			151
Vesting of early exercised share options	16			16
Temporary equity, balance at Mar. 31, 2020		21,369,774
Issuance of convertible preferred stock, net of issuance costs, shares		11,055,966
Issuance of convertible preferred stock, net of issuance costs		$ 104,680
Temporary equity, balance at Mar. 31, 2020		175,043
Balance at Dec. 31, 2019	(70,639)		$ 3	2,140	(72,782)	(70,639)		$ 3	2,140	(72,782)
Balance, shares at Dec. 31, 2019			3,166,946					3,166,946
Balance at Mar. 31, 2020	(75,926)		$ 3	2,307	(78,236)
Balance, shares at Mar. 31, 2020			3,166,946
Temporary equity, balance at Dec. 31, 2019	70,363	$ 70,363				70,363	$ 70,363
Temporary equity, shares at Dec. 31, 2019		10,313,808					10,313,808
Net loss	(26,966)
Balance at Dec. 31, 2019	(70,639)		$ 3	2,140	(72,782)	$ (70,639)		$ 3	$ 2,140	$ (72,782)
Balance, shares at Dec. 31, 2019			3,166,946					3,166,946
Balance at Sep. 30, 2020	252,016		$ 37	351,727	(99,748)
Balance, shares at Sep. 30, 2020			37,107,522
Temporary equity, balance at Mar. 31, 2020		$ 175,043
Temporary equity, shares at Mar. 31, 2020		21,369,774
Net loss	(11,331)				(11,331)
Share-based compensation	2,853			2,853
Vesting of early exercised share options	6			6
Temporary equity, balance at Jun. 30, 2020		21,369,774
Temporary equity, balance at Jun. 30, 2020		$ 175,043
Balance at Mar. 31, 2020	(75,926)		$ 3	2,307	(78,236)
Balance, shares at Mar. 31, 2020			3,166,946
Balance at Jun. 30, 2020	(84,398)		$ 3	5,166	(89,567)
Balance, shares at Jun. 30, 2020			3,166,946
Net loss	(10,181)				(10,181)
Conversion of convertible preferred stock into common stock, shares		(21,369,774)	21,369,774
Share-based compensation	689			689
Conversion of convertible preferred stock into common stock	175,043	$ (175,043)	$ 21	175,022
Reclassification of warrants from liability to equity	1,019			1,019
Vesting of early exercised share options	4			4
Cumulative dividends			$ 3	(3)
Cumulative dividends, shares			2,564,759
Issuance of common stock in connection with initial public offering, net of underwriter discounts and issuance costs	169,541		$ 10	169,531
Issuance of common stock in connection with initial public offering, net of underwriter discounts and issuance costs, shares			9,775,000
Issuance of common stock under equity incentive plans	299			299
Issuance of common stock under equity incentive plans, shares			182,111
Issuance of common stock upon net exercise of warrants			48,932
Balance at Sep. 30, 2020	$ 252,016		$ 37	$ 351,727	$ (99,748)
Balance, shares at Sep. 30, 2020			37,107,522